Summary of Significant Accounting Policies - Revenue Recognition - Additional Information (Detail)	12 Months Ended
Mar. 31, 2023
Bottom of range [member]
Disclosure of revenue [line items]
Usual payment terms	30 days
Top of range [member]
Disclosure of revenue [line items]
Usual payment terms	60 days